ACCOUNTS RECEIVABLE, NET - Allowance for credit loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Allowance for doubtful accounts movement
Beginning balance	$ 382,731	$ 529,003
Additions	274,115
Bad debt recovery		(137,831)
Foreign currency translation adjustments	(3,376)	(8,441)
Ending balance	$ 653,470	$ 382,731